UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

Research Affiliates Deletions ETF Ticker: NIXT Listed on: The Nasdaq Stock Market LLC	June 30, 2025 Annual Shareholder Report https://nixtetf.com/etf/

This annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of September 9, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://nixtetf.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$7	0.09%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (9/9/2024)
Research Affiliates Deletions ETF - NAV	0.20%
Research Affiliates Deletions Index	0.15%
Solactive GBS United States All Cap Index	0.15%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://nixtetf.com/etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Solactive GBS United States All Cap Index. While U.S. equity markets posted strong gains during the period—particularly among large-cap growth stocks—NIXT’s strategy, which emphasizes recent deletions from traditional large- and mid-cap market-capitalization indices, faced meaningful headwinds. These deletions are typically smaller-cap value stocks, a segment that significantly lagged the broader market over the fiscal year.

The underperformance was primarily driven by the Fund’s structural tilt toward small-cap value stocks, particularly within healthcare and consumer cyclicals, which failed to keep pace with large-cap peers amid persistent investor enthusiasm for technology-related growth names. The market’s rally, especially in the final quarter of the fiscal year, was heavily concentrated in a handful of large-cap stocks benefiting from AI-driven optimism—most of which were excluded from NIXT’s investable universe. As a result, the Fund had limited exposure to the mega-cap names that drove benchmark returns.
Annual Shareholder Report: June 30, 2025

Research Affiliates Deletions ETF Ticker: NIXT Listed on: The Nasdaq Stock Market LLC	June 30, 2025 Annual Shareholder Report https://nixtetf.com/etf/

KEY FUND STATISTICS (as of Period End)
Net Assets	$31,703,775	Advisory Fees	$106,871
# of Portfolio Holdings	158	Fees Waived and/or Expenses Reimbursed	$(82,209)
Portfolio Turnover Rate*	48%	Net Advisory Fees Paid	$24,662
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	19.3%
Health Care	17.5%
Information Technology	15.7%
Industrials	9.0%
Communication Services	8.8%
Financials	7.0%
Materials	6.7%
Real Estate	5.1%
Energy	4.2%
Consumer Staples	3.8%
Utilities	2.8%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Foot Locker, Inc	1.1%
Avis Budget Group, Inc.	1.1%
Plug Power, Inc.	1.0%
Lumentum Holdings, Inc.	0.9%
Bumble, Inc. - Class A	0.9%
Silicon Laboratories, Inc.	0.8%
Frontdoor, Inc.	0.8%
CVR Energy, Inc.	0.8%
Advance Auto Parts, Inc.	0.8%
Semtech Corp.	0.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://nixtetf.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2025
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public

Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 94.2%	Shares	Value
Communication Services - 8.8%
Alternative Carriers - 2.0%
Cogent Communications Holdings, Inc.	3,404	$164,107
Iridium Communications, Inc.	7,674	231,524
Lumen Technologies, Inc. (a)	51,381	225,049
		620,680
Broadcasting - 0.6%
Paramount Global - Class B	15,773	203,472

Cable & Satellite - 1.6%
Cable One, Inc.	693	94,116
Liberty Broadband Corp. - Class C (a)	2,050	201,679
Sirius XM Holdings, Inc.	8,645	198,576
		494,371
Interactive Media & Services - 4.0%
Bumble, Inc. - Class A (a)	43,102	284,042
IAC, Inc. (a)	5,301	197,939
Match Group, Inc.	6,243	192,846
TripAdvisor, Inc. (a)	14,873	194,093
Ziff Davis, Inc. (a)	6,271	189,823
ZoomInfo Technologies, Inc. (a)	21,249	215,040
		1,273,783
Movies & Entertainment - 0.6%
Madison Square Garden Sports Corp. (a)	962	201,010
Total Communication Services		2,793,316

Consumer Discretionary - 19.3%
Apparel Retail - 1.9%
Abercrombie & Fitch Co. - Class A (a)	2,668	221,044
Foot Locker, Inc. (a)	14,824	363,188
		584,232
Apparel, Accessories & Luxury Goods - 3.1%
Capri Holdings Ltd. (a)	12,094	214,064
Carter's, Inc.	5,603	168,819
Hanesbrands, Inc. (a)	40,342	184,766
Under Armour, Inc. - Class A (a)	31,799	217,187
VF Corp.	15,588	183,159
		967,995

Automotive Retail - 1.4%
Advance Auto Parts, Inc.	5,660	263,134
CarMax, Inc. (a)	2,863	192,422
		455,556

The accompanying notes are an integral part of these financial statements.

1

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Broadline Retail - 2.0%
Etsy, Inc. (a)	4,183	$209,819
Kohl's Corp.	27,148	230,215
Macy's, Inc.	16,216	189,079
		629,113
Casinos & Gaming - 0.6%
MGM Resorts International (a)	5,886	202,420

Distributors - 1.2%
LKQ Corp.	4,847	179,387
Pool Corp.	633	184,507
		363,894
Education Services - 0.6%
Grand Canyon Education, Inc. (a)	1,040	196,560

Home Furnishings - 0.5%
Leggett & Platt, Inc.	19,248	171,692

Hotels, Resorts & Cruise Lines - 0.8%
Marriott Vacations Worldwide Corp.	3,319	239,997

Household Appliances - 0.6%
Helen of Troy Ltd. (a)	6,647	188,642

Housewares & Specialties - 0.7%
Newell Brands, Inc.	38,240	206,496

Leisure Products - 2.7%
Brunswick Corp.	4,023	222,230
Hasbro, Inc.	2,991	220,796
Polaris, Inc.	5,454	221,705
YETI Holdings, Inc. (a)	6,487	204,470
		869,201
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	8,260	194,936

Other Specialty Retail - 1.3%
Academy Sports & Outdoors, Inc.	4,916	220,286
Bath & Body Works, Inc.	6,070	181,857
		402,143

Restaurants - 0.5%
Wendy's Co.	14,815	169,187

The accompanying notes are an integral part of these financial statements.

2

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.8%
Frontdoor, Inc. (a)	4,505	$265,525
Total Consumer Discretionary		6,107,589

Consumer Staples - 3.8%
Brewers - 0.5%
Boston Beer Co., Inc. - Class A (a)	755	144,062

Drug Retail - 0.6%
Walgreens Boots Alliance, Inc.	16,881	193,794

Packaged Foods & Meats - 2.0%
Conagra Brands, Inc.	7,495	153,423
Lamb Weston Holdings, Inc.	3,508	181,890
Nomad Foods Ltd.	9,263	157,378
The Campbell's Co.	5,079	155,671
		648,362
Personal Care Products - 0.7%
Herbalife Ltd. (a)	25,262	217,758
Total Consumer Staples		1,203,976

Energy - 4.2%
Oil & Gas Drilling - 0.6%
Patterson-UTI Energy, Inc.	32,832	194,694

Oil & Gas Equipment & Services - 0.7%
Weatherford International PLC	4,473	225,037

Oil & Gas Exploration & Production - 1.3%
Murphy Oil Corp.	9,020	202,950
SM Energy Co.	8,126	200,793
		403,743
Oil & Gas Refining & Marketing - 1.6%
CVR Energy, Inc.	9,819	263,640
PBF Energy, Inc. - Class A	10,780	233,603
		497,243
Total Energy		1,320,717

Financials - 6.4%
Asset Management & Custody Banks - 0.7%
Franklin Resources, Inc.	9,872	235,447

The accompanying notes are an integral part of these financial statements.

3

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Consumer Finance - 1.4%
Ally Financial, Inc.	5,702	$222,093
Bread Financial Holdings, Inc.	3,902	222,882
		444,975
Diversified Financial Services - 0.7%
Equitable Holdings, Inc.	3,746	210,151

Financial Exchanges & Data - 0.6%
MarketAxess Holdings, Inc.	836	186,712

Property & Casualty Insurance - 0.6%
CNA Financial Corp.	3,846	178,954

Regional Banks - 0.5%
Flagstar Financial, Inc.	15,814	167,629

Transaction & Payment Processing Services - 1.9%
Jack Henry & Associates, Inc.	1,068	192,422
Marqeta, Inc. - Class A (a)	44,299	258,263
Western Union Co.	18,686	157,336
		608,021
Total Financials		2,031,889

Health Care - 17.5%
Biotechnology - 4.5%
Apellis Pharmaceuticals, Inc. (a)	9,639	166,851
Arrowhead Pharmaceuticals, Inc. (a)	13,095	206,901
Denali Therapeutics, Inc. (a)	11,122	155,597
Immunovant, Inc. (a)	11,466	183,456
Intellia Therapeutics, Inc. (a)	20,877	195,826
Moderna, Inc. (a)	6,490	179,059
Viking Therapeutics, Inc. (a)	6,414	169,971
Vir Biotechnology, Inc. (a)	30,257	152,495
		1,410,156
Health Care Equipment - 3.3%
Enovis Corp. (a)	5,353	167,870
Envista Holdings Corp. (a)	11,311	221,017
Integra LifeSciences Holdings Corp. (a)	11,299	138,639
Masimo Corp. (a)	1,152	193,789
Omnicell, Inc. (a)	5,925	174,195
Teleflex, Inc.	1,352	160,023
		1,055,533

The accompanying notes are an integral part of these financial statements.

4

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Health Care Facilities - 1.8%
Acadia Healthcare Co., Inc. (a)	7,915	$179,591
Surgery Partners, Inc. (a)	8,438	187,577
Universal Health Services, Inc. - Class B	1,046	189,483
		556,651
Health Care Services - 1.5%
agilon health, Inc. (a)	43,467	99,974
Amedisys, Inc. (a)	1,951	191,959
Premier, Inc. - Class A	9,017	197,743
		489,676
Health Care Supplies - 1.3%
Dentsply Sirona, Inc.	13,086	207,806
Haemonetics Corp. (a)	2,886	215,324
		423,130
Life Sciences Tools & Services - 4.5%
Avantor, Inc. (a)	14,256	191,886
Azenta, Inc. (a)	6,905	212,536
Bio-Rad Laboratories, Inc. - Class A (a)	760	183,403
Charles River Laboratories International, Inc. (a)	1,561	236,851
Maravai LifeSciences Holdings, Inc. - Class A (a)	90,044	217,006
Revvity, Inc.	1,982	191,699
Sotera Health Co. (a)	16,103	179,065
		1,412,446
Pharmaceuticals - 0.6%
Viatris, Inc.	21,991	196,380
Total Health Care		5,543,972

Industrials - 9.0%
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	2,077	199,288

Cargo Ground Transportation - 0.6%
Schneider National, Inc. - Class B	8,464	204,406

Data Processing & Outsourced Services - 0.6%
Concentrix Corp.	3,628	191,758

Electrical Components & Equipment - 2.4%
Atkore, Inc.	2,900	204,595
Plug Power, Inc. (a)	208,445	310,583
Sensata Technologies Holding PLC	8,654	260,572
		775,750

The accompanying notes are an integral part of these financial statements.

5

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 1.8%
Alight, Inc. - Class A	36,237	$205,101
ManpowerGroup, Inc.	4,299	173,680
Paycom Software, Inc.	818	189,285
		568,066
Industrial Machinery & Supplies & Components - 0.7%
Stanley Black & Decker, Inc.	3,087	209,144

Passenger Ground Transportation - 1.7%
Avis Budget Group, Inc. (a)	2,000	338,100
Hertz Global Holdings, Inc. (a)	27,152	185,448
		523,548
Research & Consulting Services - 0.6%
Clarivate PLC (a)	42,963	184,741
Total Industrials		2,856,701

Information Technology - 15.7%
Application Software - 4.1%
BlackLine, Inc. (a)	3,921	222,007
Dropbox, Inc. - Class A (a)	6,487	185,528
Five9, Inc. (a)	7,367	195,078
LiveRamp Holdings, Inc. (a)	7,079	233,890
NCR Voyix Corp. (a)	21,224	248,958
RingCentral, Inc. - Class A (a)	7,263	205,906
		1,291,367
Communications Equipment - 0.9%
Lumentum Holdings, Inc. (a)	3,137	298,203

Electronic Manufacturing Services - 0.7%
IPG Photonics Corp. (a)	3,093	212,335

Internet Services & Infrastructure - 0.6%
Akamai Technologies, Inc. (a)	2,299	183,368

IT Consulting & Other Services - 1.8%
ASGN, Inc. (a)	3,676	183,543
DXC Technology Co. (a)	11,932	182,440
EPAM Systems, Inc. (a)	1,159	204,934
		570,917
Semiconductor Materials & Equipment - 1.3%
Axcelis Technologies, Inc. (a)	3,714	258,829
Enphase Energy, Inc. (a)	4,154	164,706
		423,535

The accompanying notes are an integral part of these financial statements.

6

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Semiconductors - 3.7%
Qorvo, Inc. (a)	2,538	$215,502
Semtech Corp. (a)	5,820	262,715
Silicon Laboratories, Inc. (a)	1,820	268,195
Skyworks Solutions, Inc.	2,881	214,692
Synaptics, Inc. (a)	3,328	215,721
		1,176,825
Systems Software - 1.3%
Gen Digital, Inc.	7,158	210,445
Teradata Corp. (a)	8,613	192,156
		402,601
Technology Distributors - 0.6%
Avnet, Inc.	3,871	205,473

Technology Hardware, Storage & Peripherals - 0.7%
Xerox Holdings Corp.	41,245	217,361
Total Information Technology		4,981,985

Materials - 6.7%
Commodity Chemicals - 1.0%
Olin Corp.	8,566	172,091
Westlake Corp.	2,004	152,163
		324,254
Diversified Chemicals - 1.0%
Chemours Co.	14,957	171,258
Huntsman Corp.	13,912	144,963
		316,221
Diversified Metals & Mining - 0.8%
MP Materials Corp. (a)	7,571	251,887

Fertilizers & Agricultural Chemicals - 2.1%
FMC Corp.	4,419	184,493
Mosaic Co.	6,093	222,273
Scotts Miracle-Gro Co.	3,676	242,469
		649,235
Specialty Chemicals - 1.8%
Ashland, Inc.	3,379	169,896
Celanese Corp.	4,160	230,173
Eastman Chemical Co.	2,406	179,632
		579,701
Total Materials		2,121,298

The accompanying notes are an integral part of these financial statements.

7

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 94.2% (CONTINUED)	Shares	Value
Utilities - 2.8%
Electric Utilities - 1.7%
ALLETE, Inc.	2,829	$181,254
Hawaiian Electric Industries, Inc. (a)	17,636	187,471
Pinnacle West Capital Corp.	1,947	174,198
		542,923
Gas Utilities - 0.5%
ONE Gas, Inc.	2,359	169,517

Independent Power Producers & Energy Traders - 0.6%
AES Corp.	18,517	194,799
Total Utilities		907,239
TOTAL COMMON STOCKS (Cost $31,216,366)		29,868,682

REAL ESTATE INVESTMENT TRUSTS - 5.7%
Financials - 0.6%
Mortgage REITs - 0.6%
Annaly Capital Management, Inc.	9,449	177,830

Real Estate - 5.1%
Hotel & Resort REITs - 0.6%
Host Hotels & Resorts, Inc.	12,882	197,868

Office REITs - 3.9%
BXP, Inc.	2,854	192,559
Douglas Emmett, Inc.	13,391	201,401
Highwoods Properties, Inc.	6,511	202,427
JBG SMITH Properties	13,011	225,090
SL Green Realty Corp.	3,506	217,021
Vornado Realty Trust	5,249	200,722
		1,239,220
Single-Family Residential REITs - 0.6%
Equity LifeStyle Properties, Inc.	2,860	176,376
Total Real Estate		1,613,464
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,936,004)		1,791,294

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 4.25% (c)	9,255	9,255
TOTAL SHORT-TERM INVESTMENTS (Cost $9,255)		9,255

TOTAL INVESTMENTS - 99.9% (Cost $33,161,625)		$31,669,231
Other Assets in Excess of Liabilities - 0.1%		34,544
TOTAL NET ASSETS - 100.0%		$31,703,775

The accompanying notes are an integral part of these financial statements.

8

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

9

RESEARCH AFFILIATES DELETIONS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS:
Investments, at value (See Note 2)	$31,669,231
Dividends receivable	35,363
Security lending income receivable (See Note 4)	1,505
Total assets	31,706,099

LIABILITIES:
Payable to adviser (See Note 3)	2,324
Total liabilities	2,324
NET ASSETS	$31,703,775

NET ASSETS CONSISTS OF:
Paid-in capital	$34,029,303
Total accumulated losses	(2,325,528)
Total net assets	$31,703,775

Net assets	$31,703,775
Shares issued and outstanding(a)	1,300,000
Net asset value per share	$24.39

COST:
Investments, at cost	$33,161,625

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2025 (a)

INVESTMENT INCOME:
Dividend income	$539,027
Security lending income (See Note 4)	5,825
Total investment income	544,852

EXPENSES:
Investment advisory fee (See Note 3)	106,871
Total expenses	106,871
Expense reimbursement by Adviser (See Note 3)	(82,209)
Net expenses	24,662
NET INVESTMENT INCOME (LOSS)	520,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(845,826)
In-kind redemptions	51,110
Net realized gain (loss)	(794,716)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,492,394)
Net change in unrealized appreciation (depreciation)	(1,492,394)
Net realized and unrealized gain (loss)	(2,287,110)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,766,920)

(a) Inception date of the Fund was September 9, 2024.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$520,190
Net realized gain (loss)	(794,716)
Net change in unrealized appreciation (depreciation)	(1,492,394)
Net increase (decrease) in net assets from operations	(1,766,920)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(520,190)
Return of capital	(271,857)
Total distributions to shareholders	(792,047)

CAPITAL TRANSACTIONS:
Shares sold	42,567,363
Shares redeemed	(8,304,862)
ETF transaction fees (See Note 1)	241
Net increase (decrease) in net assets from capital transactions	34,262,742

NET INCREASE (DECREASE) IN NET ASSETS	31,703,775

NET ASSETS:
Beginning of the period	—
End of the period	$31,703,775

SHARES TRANSACTIONS
Shares sold	1,660,000
Shares redeemed	(360,000)
Total increase (decrease) in shares outstanding	1,300,000

(a)	Inception date of the Fund was September 9, 2024.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
6/30/2025(f)	$24.90	0.38	(0.32)	0.06	(0.37)	(0.20)	(0.57)	0.00(g)	$24.39	0.18%	$31,704	0.39%	0.09%	1.90%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was September 9, 2024.
(g)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025

NOTE 1 – ORGANIZATION

Research Affiliates Deletions ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 9, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the total return performance, before fees and expenses, of the Research Affiliates Deletions Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is from September 9, 2024 to June 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$29,868,682	$—	$—	$29,868,682
Real Estate Investment Trusts	1,791,294	—	—	1,791,294
Money Market Funds	9,255	—	—	9,255
Total Investments	$31,669,231	$—	$—	$31,669,231

Refer to the Schedule of Investments for further disaggregation of investment categories.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(38,418)	$38,418

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.39% to the Adviser monthly based on average daily net assets. The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.39% to 0.09% of the Fund’s average daily net assets. The Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until September 3, 2025 unless terminated sooner by the Trustees. For the current fiscal period, the Adviser waived $82,209 of its advisory fee.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $5,825.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$15,315,369	$15,124,807

 For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$42,254,137	$8,196,323

There were no purchases or sales of U.S. Government securities during the current fiscal period.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period were as follows:

Tax cost of Investments	$33,226,620
Gross tax unrealized appreciation	2,129,424
Gross tax unrealized depreciation	(3,686,813)
Net tax unrealized appreciation (depreciation)	$(1,557,389)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(768,139)
Total accumulated gain (loss)	$(2,325,528)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

At the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(768,139)	N/A

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Current Fiscal Period(a)
Ordinary Income	$520,190
Return of Capital	271,857
Total	$792,047
(a) Inception date of the Fund was September 9, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Research Affiliates Deletions ETF and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Research Affiliates Deletions ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period of September 9, 2024 (commencement of operations) to June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period of September 9, 2024 (commencement of operations) to June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2025

RESEARCH AFFILIATES DELETIONS ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 70.98%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 69.65%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of the Investment Sub-Advisory Agreement (the “Agreement”) among the Trust, on behalf of the Research Affiliates Deletions ETF (“NIXT” or the “Fund”), Empowered Funds, LLC dba EA Advisers (the “Adviser”), and Research Affiliates, LLC (the “Sub-Adviser”), for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreement. In connection with considering the approval of the Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:

Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Sub-Adviser to the Fund. In addition, the Board evaluated the integrity of the Sub-Adviser’s personnel and the adequacy of the Sub-Adviser’s resources to perform the services provided under the Agreement.

Performance. The Board compared NIXT’s performance to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board considered that the Fund had closely tracked the performance of its underlying index since inception. The Board noted that the Fund had outperformed the average for its peer group for the period as of March 31, 2025 since inception, but that such period was too short to draw conclusions about long-term performance. The Board noted that the performance information provided for NIXT reflected a period during which the Sub-Adviser did not provide sub-advisory services to the Fund and, therefore, was not part of their considerations as it relates to hiring of the Sub-Adviser.

Comparative Fees and Expenses. In considering the sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Sub-Adviser. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

With respect to the sub-advisory fees, the Board noted that they were payable solely by the Adviser. The Board also considered representations from the Adviser and Sub-Adviser that they do not manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by the Sub-Adviser in connection with providing its respective services to the Fund. The Board reviewed estimated profit and loss information provided by the Sub-Adviser with respect to the Fund and estimated data regarding the proposed sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.

The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.

Other Benefits. The Board further considered the extent to which the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Sub-Adviser were not expected to be material.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that NIXT had been operating for less than one year.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Agreement, including the compensation payable under the Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 29, 2025